Fair Value Measurements -Summary of change in the fair value of the derivative warrant liabilities (Detail) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Change in fair value of derivative warrant liabilities	$ 2,718,668			$ (705,000)
Fair Value, Inputs, Level 3 [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Derivative warrant liabilities	21,953,332	$ 34,679,665	$ 0	0
Issuance of Public and Private Warrants			35,175,000
Transfer to Level 1		(12,489,000)
Change in fair value of derivative warrant liabilities	(593,332)	(237,333)	(495,335)
Derivative warrant liabilities	$ 21,360,000	$ 21,953,332	$ 34,679,665	$ 21,360,000